Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

August 31, 2019

REHI-QTLY-1019
1.805767.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 2.6%
	Principal Amount	Value
Banks & Thrifts - 0.2%
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (a)	$1,495,000	$1,574,983
Diversified Financial Services - 0.2%
American Homes 4 Rent 4.25% 2/15/28	1,836,000	1,994,530
Healthcare - 0.6%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,433,000	1,476,248
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	333,000	351,831
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	2,499,000	2,533,361

TOTAL HEALTHCARE		4,361,440

Homebuilders/Real Estate - 0.7%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,712,000	2,793,360
iStar Financial, Inc. 6% 4/1/22	2,562,000	2,629,253

TOTAL HOMEBUILDERS/REAL ESTATE		5,422,613

Hotels - 0.9%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	3,540,000	3,659,475
Times Square Hotel Trust 8.528% 8/1/26 (a)	2,543,733	3,011,765

TOTAL HOTELS		6,671,240

TOTAL NONCONVERTIBLE BONDS
(Cost $19,214,667)		20,024,806

Asset-Backed Securities - 4.1%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (a)	598,000	673,080
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,553,000	1,767,753
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	2,130,223	2,352,231
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (a)	3,728,000	4,235,456
Class XS, 0% 10/17/52 (a)(b)(c)(d)	2,640,148	26
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.2168% 6/26/34 (a)(b)(e)	51,392	109,879
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.6721% 3/20/50 (a)(b)(d)(e)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 4.2721% 3/20/50 (a)(b)(d)(e)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.9458% 1/28/40 (a)(b)(d)(e)	2,721,418	272
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.832% 7/17/34 (a)(b)(e)	772,000	773,394
Class F, 1 month U.S. LIBOR + 3.539% 5.721% 7/17/34 (a)(b)(e)	1,122,000	1,123,550
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.532% 7/17/37 (a)(b)(e)	2,045,000	2,017,977
Invitation Homes Trust:
Series 2017-SFR2 Class E, 1 month U.S. LIBOR + 2.250% 4.432% 12/17/36 (a)(b)(e)	736,437	736,434
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.4451% 6/17/37 (a)(b)(e)	3,682,000	3,662,635
Merit Securities Corp. Series 13 Class M1, 7.5966% 12/28/33 (b)	1,179,477	1,234,638
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5562% 12/25/33 (b)	194,601	127,529
Starwood Waypoint Homes Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.400% 5.5951% 1/17/35 (a)(b)(e)	2,935,000	2,936,830
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 4.9368% 2/5/36 (a)(b)(d)(e)	2,703,102	203
Class E, 3 month U.S. LIBOR + 4.500% 6.7868% 2/5/36 (a)(b)(d)(e)	994,436	75
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 6.7868% 12/5/36 (a)(b)(d)(e)	4,899,887	367
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (a)	2,486,000	2,568,955
Series 2017-SFR1 Class F, 5.151% 9/17/34 (a)	3,708,000	3,855,256
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	664,000	696,793
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	833,000	873,315
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	2,142,000	2,141,317
TOTAL ASSET-BACKED SECURITIES
(Cost $39,314,970)		31,888,307

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (a)(b)(d)	35,111	7,293
Class 2B5, 3.3614% 2/25/43 (a)(b)	19,398	891
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17 (d)	30,790	3
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 14.1509% 6/10/35 (a)(b)(d)(e)	67,220	29,797

TOTAL PRIVATE SPONSOR		37,984

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.2179% 2/25/42 (a)(b)	42,578	14,258
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.4414% 1/25/42 (a)(b)(d)	27,262	336
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 4.1841% 6/25/43 (b)(d)(f)	156,470	36,749
Class 2B5, 4.1841% 6/25/43 (b)(d)(f)	1,782	12

TOTAL U.S. GOVERNMENT AGENCY		51,355

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $189,997)		89,339

Commercial Mortgage Securities - 77.0%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.0221% 9/15/34 (a)(b)(e)	3,684,000	3,698,963
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (a)(b)	2,588,000	2,633,272
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 4.1451% 4/15/36 (a)(b)(e)	2,982,000	2,979,415
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	4,416,000	4,092,895
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	2,593,000	2,412,024
Series 2017-BNK8 Class D, 2.6% 11/15/50 (a)	3,097,000	2,768,961
Series 2018-BN12 Class D, 3% 5/15/61 (a)	2,082,000	1,898,165
Series 2019-BN18:
Class D, 3% 5/15/62 (a)	737,000	683,009
Class E, 3% 5/15/62 (a)	1,302,000	1,131,118
Bank Series 2019-BN19:
Class D, 3% 8/15/61 (a)	1,554,000	1,438,133
Class E, 3% 8/15/61 (a)	1,071,000	919,128
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,201,000	2,043,200
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (a)(b)	6,580,000	6,510,693
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7292% 8/14/36 (a)(b)	1,749,000	1,793,199
Benchmark Mortgage Trust:
Series 2018-B7:
Class D, 3% 5/15/53 (a)(b)	833,000	780,733
Class E, 3% 5/15/53 (a)(b)	833,000	715,301
Class F, 3.7676% 5/15/53 (a)(b)	3,065,000	2,421,711
Series 2019-B12 Class D, 3% 8/15/52 (a)	2,184,000	2,035,496
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.6662% 3/15/37 (a)(b)(e)	1,801,000	1,810,014
BX Trust floater:
Series 2018-IND Class H, 1 month U.S. LIBOR + 3.000% 5.1951% 11/15/35 (a)(b)(e)	1,015,155	1,017,382
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 5.7951% 4/15/34 (a)(b)(e)	3,255,000	3,275,388
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (a)(b)	2,148,000	2,268,807
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.4451% 12/15/37 (a)(b)(e)	1,163,000	1,172,451
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (a)(b)	2,896,000	2,940,659
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (a)	4,073,000	3,800,289
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class E, 1 month U.S. LIBOR + 2.350% 4.5451% 6/15/34 (a)(b)(e)	6,111,000	6,111,004
Class F, 1 month U.S. LIBOR + 2.608% 4.8033% 6/15/34 (a)(b)(e)	8,568,000	8,503,528
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (a)(b)	4,069,000	4,081,618
Series 2013-GC15 Class D, 5.3888% 9/10/46 (a)(b)	7,323,000	7,776,294
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.5451% 7/15/27 (a)(b)(e)	2,972,000	2,977,290
Series 2016-C3 Class D, 3% 11/15/49 (a)	4,412,000	3,769,873
Series 2019-GC41:
Class D, 3% 8/10/56 (a)	861,000	802,735
Class E, 3% 8/10/56 (a)	1,848,000	1,589,029
COMM Mortgage Trust:
floater:
Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.056% 7.2514% 9/15/33 (a)(b)(e)	1,487,000	1,431,258
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.394% 4.5891% 6/15/34 (a)(b)(e)	2,772,000	2,752,577
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	4,373,000	3,778,401
Series 2012-CR1:
Class D, 5.4976% 5/15/45 (a)(b)	5,826,000	5,967,845
Class G, 2.462% 5/15/45 (a)	2,322,000	1,893,267
Series 2012-LC4 Class D, 5.7223% 12/10/44 (a)(b)	4,425,000	3,905,881
Series 2013-CR10 Class D, 4.9489% 8/10/46 (a)(b)	3,673,000	3,799,463
Series 2013-CR12 Class D, 5.2308% 10/10/46 (a)(b)	4,043,000	3,553,778
Series 2013-LC6 Class D, 4.404% 1/10/46 (a)(b)	5,644,000	5,824,487
Series 2014-CR15 Class D, 4.8983% 2/10/47 (a)(b)	1,060,000	1,140,365
Series 2014-CR17 Class E, 5.0118% 5/10/47 (a)(b)	589,000	570,370
Series 2014-UBS2 Class D, 5.1691% 3/10/47 (a)(b)	3,454,000	3,292,645
Series 2015-3BP Class F, 3.3463% 2/10/35 (a)(b)	4,405,000	4,392,583
Series 2016-CD1 Class D, 2.9014% 8/10/49 (a)(b)	2,318,000	2,104,951
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,234,000	3,020,947
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,146,000	1,084,015
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.9129% 11/10/49 (b)	1,680,000	1,523,334
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.992% 8/15/45 (a)(b)	789,000	810,179
Class E, 4.992% 8/15/45 (a)(b)	5,306,000	5,240,189
Class F, 4.25% 8/15/45 (a)	7,162,000	6,432,643
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)	1,556,000	1,100,393
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (a)(b)	2,588,000	2,689,170
Series 2015-TEXW Class F, 3.977% 2/10/34 (a)(b)	1,733,000	1,779,987
Series 2015-WEST Class F, 4.3677% 2/10/37 (a)(b)	5,394,000	5,834,808
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (a)	1,216,263	992,972
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 4.8451% 5/15/36 (a)(b)(e)	1,512,000	1,519,572
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	3,902,000	3,837,815
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (a)(b)	1,890,000	1,922,500
Series 2017-CX9 Class D, 4.2934% 9/15/50 (a)(b)	1,615,000	1,583,060
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (a)(b)	833,000	870,550
Class E, 5.099% 1/10/34 (a)(b)	4,264,000	4,355,863
DBGS Mortgage Trust:
Series 2018-C1 Class D, 3.0354% 10/15/51 (a)(b)	1,134,000	1,052,268
Series 2019-1735 Class F, 4.3344% 4/10/37 (a)(b)	1,000,000	995,136
DBUBS Mortgage Trust Series 2011-LC1A:
Class F, 5.8847% 11/10/46 (a)(b)	7,292,000	7,533,370
Class G, 4.652% 11/10/46 (a)	7,812,000	7,441,590
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.91% 1/25/43 (b)(c)	4,473,000	167,839
Series KAIV Class X2, 3.6147% 6/25/41 (b)(c)	2,316,000	138,351
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class H, 6.75% 4/15/29 (b)	3,862,732	3,301,808
Series 1999-C2I Class K, 6.481% 9/15/33 (f)	4,784,163	4,891,751
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.1186% 11/21/35 (a)(b)(e)	1,227,000	1,233,135
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.875% 4.0698% 6/15/36 (a)(b)(e)	1,974,000	1,968,099
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.5565% 8/10/44 (a)(b)	6,673,000	6,602,206
Class E, 5.5565% 8/10/44 (a)(b)	2,432,000	2,223,805
Class F, 4.5% 8/10/44 (a)	4,308,000	3,040,205
Series 2012-GC6:
Class D, 5.8397% 1/10/45 (a)(b)	3,753,000	3,877,478
Class E, 5% 1/10/45 (a)(b)	2,984,000	2,772,646
Series 2012-GC6I Class F, 5% 1/10/45 (b)	1,508,000	1,207,561
Series 2012-GCJ7:
Class D, 5.8754% 5/10/45 (a)(b)	8,756,500	8,782,463
Class E, 5% 5/10/45 (a)	2,893,996	2,178,852
Class F, 5% 5/10/45 (a)	7,032,000	2,762,469
Series 2012-GCJ9 Class D, 4.9021% 11/10/45 (a)(b)	4,238,000	4,357,841
Series 2013-GC12 Class D, 4.5878% 6/10/46 (a)(b)	869,000	866,335
Series 2013-GC13 Class D, 4.2187% 7/10/46 (a)(b)	5,470,000	5,400,641
Series 2013-GC16:
Class D, 5.4877% 11/10/46 (a)(b)	3,923,000	4,267,648
Class F, 3.5% 11/10/46 (a)	2,530,000	2,036,725
Series 2016-GS2 Class D, 2.753% 5/10/49 (a)	2,058,050	1,869,407
Series 2016-GS3 Class D, 2.62% 10/10/49 (a)	6,086,000	5,485,294
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	3,902,000	3,970,845
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (a)(b)	7,178,000	7,235,484
Class F, 4.2022% 2/10/29 (a)(b)	8,451,000	8,464,755
Series 2017-GS6 Class D, 3.243% 5/10/50 (a)	4,676,000	4,312,896
Series 2019-GC38 Class D, 3% 2/10/52 (a)	1,162,000	1,099,021
Series 2019-GC39 Class D, 3% 5/10/52 (a)	2,515,000	2,349,379
Series 2019-GC40:
Class D, 3% 7/10/52 (a)	2,079,000	1,940,832
Class DBF, 3.668% 7/10/52 (a)(b)	2,523,000	2,459,624
Class E, 3% 7/10/52 (a)	1,228,000	1,048,700
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (a)(b)	5,550,000	5,704,025
Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	5,000,000	5,050,520
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (a)	1,627,000	1,636,152
Class F, 4.101% 9/17/39 (a)	264,000	262,433
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/39 (a)(b)	1,947,000	1,967,879
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.3451% 6/15/34 (a)(b)(e)	1,886,000	1,886,594
Class FFL, 1 month U.S. LIBOR + 2.850% 5.0451% 6/15/34 (a)(b)(e)	774,000	774,728
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	2,083,000	2,231,053
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.432% 7/17/37 (a)(b)(e)	2,582,000	2,577,860
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2019-MFP:
Class E, 4.3551% 7/15/36 (a)	2,292,000	2,300,615
Class F, 1 month U.S. LIBOR + 3.000% 5.1951% 7/15/36 (a)(b)(e)	777,000	779,919
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	604,000	508,166
Series 2014-C26 Class D, 4.0272% 1/15/48 (a)(b)	2,329,000	2,284,658
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5772% 12/15/49 (a)(b)	2,418,000	2,224,998
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2198% 12/15/49 (a)(b)	3,867,000	3,569,253
Series 2017-C7 Class D, 3% 10/15/50 (a)	1,813,000	1,644,555
Series 2018-C8 Class D, 3.403% 6/15/51 (a)(b)	1,171,000	1,089,716
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class D, 5.3027% 6/15/45 (a)(b)	3,373,000	3,448,350
Class E, 5.3027% 6/15/45 (a)(b)	3,206,000	3,133,187
Class F, 4% 6/15/45 (a)	3,743,000	3,193,209
Class G 4% 6/15/45 (a)	4,129,000	2,540,745
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (b)	300,993	300,992
Series 2011-C3:
Class E, 5.8526% 2/15/46 (a)(b)	3,008,000	2,845,450
Class G, 4.409% 2/15/46 (a)(b)	1,082,000	924,915
Class H, 4.409% 2/15/46 (a)(b)	2,622,000	1,962,647
Series 2011-C4:
Class F, 3.873% 7/15/46 (a)	494,000	497,172
Class H, 3.873% 7/15/46 (a)	2,683,000	2,569,922
Class NR, 3.873% 7/15/46 (a)	1,322,500	1,056,342
Series 2013-LC11:
Class D, 4.3069% 4/15/46(b)	3,677,000	3,312,081
Class E, 3.25% 4/15/46 (a)(b)	104,000	79,074
Class F, 3.25% 4/15/46 (a)(b)	5,894,000	2,505,907
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (a)(b)	3,213,000	2,084,971
Class E, 3.9314% 6/10/27 (a)(b)	4,232,000	1,420,736
Series 2015-UES Class F, 3.7417% 9/5/32 (a)(b)	2,701,000	2,694,660
Series 2018-AON Class F, 4.767% 7/5/31 (a)(b)	2,150,000	2,212,656
Series 2019-OSB Class E, 3.9089% 6/5/39 (a)	2,350,000	2,467,655
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 4.1951% 5/15/36 (a)(b)(e)	2,373,000	2,373,082
Liberty Street Trust Series 2016-225L Class E, 4.8035% 2/10/36 (a)(b)	2,063,000	2,221,155
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (a)(b)	431,598	429,211
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7794% 5/12/39 (b)	925,042	931,410
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,713,134
Series 2012-C5 Class E, 4.8343% 8/15/45 (a)(b)	889,000	923,717
Series 2012-C6 Class D, 4.7618% 11/15/45 (a)(b)	3,633,000	3,789,275
Series 2013-C12 Class D, 4.9245% 10/15/46 (a)(b)	3,996,000	4,143,842
Series 2013-C13:
Class D, 5.0714% 11/15/46 (a)(b)	5,150,000	5,438,272
Class E, 5.0714% 11/15/46 (a)(b)	1,666,000	1,564,364
Series 2013-C7:
Class D, 4.3771% 2/15/46 (a)(b)	4,791,000	4,718,554
Class E, 4.3771% 2/15/46 (a)(b)	1,316,000	1,154,641
Series 2013-C8 Class D, 4.1935% 12/15/48 (a)(b)	1,883,000	1,918,441
Series 2013-C9:
Class D, 4.2614% 5/15/46 (a)(b)	4,440,000	4,517,231
Class E, 4.2614% 5/15/46 (a)(b)	1,594,370	1,583,896
Series 2016-C30 Class D, 3% 9/15/49 (a)	1,565,000	1,350,821
Series 2016-C31 Class D, 3% 11/15/49 (a)(b)	2,453,000	2,086,571
Series 2016-C32 Class D, 3.396% 12/15/49 (a)	3,084,000	2,588,576
Series 2017-C33 Class D, 3.356% 5/15/50 (a)	2,932,000	2,720,492
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 4.7951% 3/15/34 (a)(b)(e)	1,500,000	1,507,509
Class G, 1 month U.S. LIBOR + 3.150% 5.3451% 3/15/34 (a)(b)(e)	900,000	905,634
Series 1998-CF1 Class G, 7.2476% 7/15/32 (a)(b)	162,854	144,449
Series 2011-C2:
Class D, 5.6705% 6/15/44 (a)(b)	6,083,000	6,144,795
Class E, 5.6705% 6/15/44 (a)(b)	4,081,000	4,047,509
Class F, 5.6705% 6/15/44 (a)(b)	3,015,000	2,783,873
Series 2011-C3:
Class D, 5.2925% 7/15/49 (a)(b)	8,074,000	8,197,296
Class E, 5.2925% 7/15/49 (a)(b)	2,610,000	2,593,400
Class F, 5.2925% 7/15/49 (a)(b)	984,000	950,248
Class G, 5.2925% 7/15/49 (a)(b)	3,536,800	3,216,547
Series 2012-C4 Class D, 5.6002% 3/15/45 (a)(b)	1,624,000	1,614,217
Series 2015-MS1 Class D, 4.1652% 5/15/48 (a)(b)	4,300,000	4,154,534
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	2,839,000	2,578,005
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	4,506,000	4,167,819
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.7951% 11/15/34 (a)(b)(e)	916,000	916,575
Series 2018-MP Class E, 4.4185% 7/11/40 (a)(b)	2,499,000	2,563,996
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8881% 7/15/33 (a)(b)	367,762	385,296
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.1216% 8/15/24 (a)(b)(e)	1,258,279	1,269,092
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.4451% 8/15/34 (a)(b)(e)	9,441,234	9,479,593
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	6,879,050	7,080,753
Class E, 6.8087% 11/15/34 (a)	1,727,200	1,708,426
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (a)(b)	1,014,000	1,110,407
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (a)	21,280	21,298
Natixis Commercial Mortgage Securities Series 2019-10K Class F, 4.2724% 5/15/39 (a)(b)	3,014,000	2,852,856
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 5.075% 6/15/35 (a)(b)(e)	262,000	262,835
Class WAN2, 1 month U.S. LIBOR + 3.750% 6.075% 6/15/35 (a)(b)(e)	222,000	221,186
Series 2018-285M Class F, 3.9167% 11/15/32 (a)(b)	909,000	897,635
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 4.4451% 11/15/34 (a)(b)(e)	638,000	637,393
Class F, 1 month U.S. LIBOR + 3.000% 5.1951% 11/15/34 (a)(b)(e)	96,000	94,436
Class G, 1 month U.S. LIBOR + 4.000% 6.1951% 11/15/34 (a)(b)(e)	572,000	558,019
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (a)	1,228,000	1,232,417
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	1,962,204	2,458,325
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4832% 8/15/39 (b)	96,729	96,992
Series 2007-C4 Class F, 5.4832% 8/15/39 (b)	4,452,000	4,361,451
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7279% 5/10/45 (a)(b)	4,574,000	4,654,136
Class E, 5% 5/10/45 (a)(b)	1,911,000	1,783,002
Class F, 5% 5/10/45 (a)(b)	2,484,000	1,979,968
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (a)(b)	2,090,000	2,053,145
Series 2012-WRM Class C, 4.3793% 6/10/30 (a)(b)	890,000	902,151
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6613% 11/15/43 (a)(b)(c)	21,422,279	130,828
Series 2012-LC5:
Class D, 4.9182% 10/15/45 (a)(b)	6,116,000	6,364,491
Class E, 4.9182% 10/15/45 (a)(b)	1,051,000	1,056,337
Class F, 4.9182% 10/15/45 (a)(b)	588,000	550,830
Series 2015-NXS4 Class E, 3.7509% 12/15/48 (a)(b)	2,047,000	1,834,338
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,526,000	1,310,500
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	5,461,000	4,710,697
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	4,250,000	3,830,318
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	4,605,000	4,076,121
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	1,824,000	1,708,036
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	1,252,600	888,701
Series 2011-C3:
Class D, 5.8555% 3/15/44 (a)(b)	3,318,000	2,859,916
Class E, 5% 3/15/44 (a)	1,258,000	651,083
Class F, 5% 3/15/44 (a)	2,421,350	526,491
Series 2011-C4:
Class D, 5.3966% 6/15/44 (a)(b)	1,616,000	1,651,178
Class E, 5.3966% 6/15/44 (a)(b)	1,274,000	1,274,943
Series 2011-C5:
Class D, 5.858% 11/15/44 (a)(b)	2,978,000	3,120,479
Class E, 5.858% 11/15/44 (a)(b)	3,706,655	3,817,358
Class F, 5.25% 11/15/44 (a)(b)	3,820,000	3,590,104
Class G, 5.25% 11/15/44 (a)(b)	1,255,150	1,124,722
Series 2012-C6 Class D, 5.7677% 4/15/45 (a)(b)	2,707,000	2,849,032
Series 2012-C7:
Class E, 4.9689% 6/15/45 (a)(b)	3,644,000	3,035,826
Class F, 4.5% 6/15/45 (a)	1,470,000	893,555
Class G, 4.5% 6/15/45 (a)	4,218,750	1,731,347
Series 2012-C8:
Class D, 5.0487% 8/15/45 (a)(b)	833,000	853,583
Class E, 5.0487% 8/15/45 (a)(b)	1,167,000	1,195,836
Series 2013-C11:
Class D, 4.4035% 3/15/45 (a)(b)	1,865,000	1,910,752
Class E, 4.4035% 3/15/45 (a)(b)	4,999,000	5,050,764
Series 2013-C13 Class D, 4.2763% 5/15/45 (a)(b)	1,499,000	1,533,092
Series 2013-C16 Class D, 5.1935% 9/15/46 (a)(b)	668,000	662,180
Series 2013-UBS1 Class D, 4.8976% 3/15/46 (a)(b)	2,638,000	2,703,873
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (a)(b)	4,695,000	4,509,449
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (a)(b)	1,638,000	1,418,703
Class PR2, 3.6332% 6/5/35 (a)(b)	4,354,000	3,603,733
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $569,172,308)		592,720,998
	Shares	Value

Common Stocks - 0.6%
Homebuilders/Real Estate - 0.6%
iStar Financial, Inc.	150,000	1,920,000
Spirit Realty Capital, Inc.	50,340	2,413,300
TOTAL COMMON STOCKS
(Cost $4,036,875)		4,333,300

Preferred Stocks - 2.9%
Convertible Preferred Stocks - 0.5%
Homebuilders/Real Estate - 0.5%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	53,300	2,082,411
RLJ Lodging Trust Series A, 1.95%	70,550	1,909,789
		3,992,200
Nonconvertible Preferred Stocks - 2.4%
Diversified Financial Services - 0.3%
MFA Financial, Inc. Series B, 7.50%	80,525	2,050,432
Homebuilders/Real Estate - 2.1%
American Homes 4 Rent Series D, 6.50%	86,125	2,391,691
Cedar Realty Trust, Inc. Series C, 6.50%	79,625	1,766,879
DDR Corp. Series K, 6.25%	75,512	1,942,924
National Storage Affiliates Trust Series A, 6.00%	37,975	996,844
Public Storage Series F, 5.15%	85,000	2,229,550
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,467,996
Spirit Realty Capital, Inc. Series A, 6.00%	17,968	457,645
Taubman Centers, Inc. Series J, 6.50%	55,202	1,414,606
UMH Properties, Inc. Series C, 6.75%	98,998	2,577,908
		16,246,043

TOTAL NONCONVERTIBLE PREFERRED STOCKS		18,296,475

TOTAL PREFERRED STOCKS
(Cost $20,884,201)		22,288,675
	Principal Amount	Value

Bank Loan Obligations - 5.3%
Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6453% 10/18/20 (b)(e)	2,120,000	2,114,700
Diversified Financial Services - 1.4%
Extell Boston 5.154% 8/31/21 (b)(d)	2,631,818	2,671,295
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)	7,602,000	7,856,667

TOTAL DIVERSIFIED FINANCIAL SERVICES		10,527,962

Food & Drug Retail - 0.3%
Albertson's LLC Tranche B8, term loan 3 month U.S. LIBOR + 2.750% 4.862% 8/17/26 (b)(e)	2,053,064	2,060,763
Homebuilders/Real Estate - 2.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.12% 3/24/25 (b)(e)	2,215,488	2,216,884
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.62% 3/24/24 (b)(e)	5,072,957	5,060,275
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.362% 8/21/25 (b)(e)	1,653,505	1,651,868
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.8666% 2/6/22 (b)(d)(e)	4,165,000	4,060,875
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9483% 6/28/23 (b)(e)	3,232,710	3,232,710
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.42% 2/8/25 (b)(e)	94,419	90,956

TOTAL HOMEBUILDERS/REAL ESTATE		16,313,568

Hotels - 1.0%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 8/30/23 (b)(e)	1,561,755	1,562,005
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.8952% 6/21/26 (b)(e)	3,195,308	3,201,443
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.86% 4/27/24 (b)(e)	934,968	892,894
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.33% 5/11/24 (b)(e)	2,174,120	2,175,489

TOTAL HOTELS		7,831,831

Services - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 2/27/25 (b)(e)	29,687	29,594
Telecommunications - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.12% 4/11/25 (b)(e)	1,648,511	1,638,043
TOTAL BANK LOAN OBLIGATIONS
(Cost $40,512,664)		40,516,461

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(d)	3,000,000	67,518
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (a)(d)	3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)		67,828
	Shares	Value

Money Market Funds - 6.3%
Fidelity Cash Central Fund 2.13% (g)
(Cost $48,825,683)	48,815,920	48,825,683
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $748,156,069)		760,755,397
NET OTHER ASSETS (LIABILITIES) - 1.2%		9,460,966
NET ASSETS - 100%		$770,216,363

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $611,571,719 or 79.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,928,511 or 0.6% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 4.1841% 6/25/43	9/29/03	$63,541
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 4.1841% 6/25/43	9/29/03	$243
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$4,409,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$474,181
Total	$474,181

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.